BORROWINGS BORROWINGS - Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities Sold under Agreements to Repurchase	$ 51,203
Carrying Value of Securities Sold under Repurchase Agreements and Deposits Received for Securities Loaned	51,300	$ 126,700
Mortgage-backed securities
Securities Sold under Agreements to Repurchase	48,370
Collateralized Mortgage Obligations
Securities Sold under Agreements to Repurchase	$ 2,833